VIA EDGAR

Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California  90071
Telephone  (213) 683-6000

December 20, 2007

Secretary
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Brandes Investment Trust - File Nos. 33-81396 and 811-08614

Dear Sir or Madam:

We are attaching for filing on behalf of Brandes Investment Trust (“Registrant”) Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (Amendment No. 26 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”)).

The attached Amendment is being filed for the purpose of responding to comments received from Linda Stirling of the Commission staff on December 11, 2007 with respect to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (Amendment No. 25 to the Registration Statement pursuant to the 1940 Act) which was previously filed in connection with registering the shares of the newly established Brandes Institutional Core Plus Fixed Income Fund and Brandes Institutional Enhanced Income Fund series of the Registrant.

Our letter responding to Ms. Stirling’s specific comments, and a request by Registrant and its distributor to accelerate the effective date of the Amendment to December 26, 2007, accompany this filing.

Please direct any inquiries regarding this filing to me at (213) 683-6207 or George Hawley at (213) 683-6142.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Michael Glazer
of PAUL, HASTINGS, JANOFSKY & WALKER LLP
Enclosures

cc:  Linda Stirling, Securities and Exchange Commission